EVERMORE GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

			NUMBER OF SHARES	VALUE
COMMON STOCKS — 85.0%
Aerospace & Defense — 2.2%
Montana Aerospace AG (Switzerland) (b),(c)			109,450	1,957,276

Capital Markets — 5.2%
KKR & Co., Inc. (United States)			60,555	4,592,492

Chemicals — 4.2%
Solvay SA (Belgium)			32,850	3,795,611

Entertainment — 3.5%
Modern Times Group MTG AB (Sweden) (b)			389,297	3,139,163

Industrial Conglomerates — 17.6%
Bollore SE (France)			758,827	4,332,260
EXOR NV (Netherlands)			62,068	6,033,169
LIFCO AB (Sweden) (b)			247,885	5,373,567
				15,738,996
Machinery — 2.9%
Esab Corp. (United States)			33,900	2,615,385

Marine — 22.8%
BW LPG Ltd. (Singapore) (c)			92,000	1,340,043
Cadeler AS (Denmark) (b)(d)			612,884	1,956,480
Eneti, Inc. (Monaco)			339,973	3,688,707
Frontline PLC (Norway) (d)			138,700	2,757,356
Genco Shipping & Trading Ltd. (United States)			119,300	1,851,536
Hoegh Autoliners ASA (Norway)			502,704	4,056,032
International Seaways, Inc. (United States)			65,700	2,998,548
Scorpio Tankers, Inc. (Monaco)			33,000	1,811,370
				20,460,072
Media — 7.2%
IAC, Inc. (United States) (b)			41,851	2,001,733
Vivendi SE (France)			470,238	4,445,942
				6,447,675
Oil & Gas Equipment & Services — 2.4%
Odfjell Drilling Ltd. (Norway)			685,000	2,190,491

Oil, Gas & Consumable Fuels — 10.6%
Calumet Specialty Products Partners LP (United States) (b)			549,655	9,456,814

Real Estate Management — 3.6%
Infrastrutture Wireless Italiane SpA (Italy) (c)			263,500	3,246,784

Technology Hardware, Storage & Peripherals — 2.8%
Kontron AG (Austria)			105,813	2,520,070
TOTAL COMMON STOCKS (COST $48,510,044)				76,160,829

CORPORATE OBLIGATIONS — 12.6%	COUPON *	MATURITY DATE	PAR (000'S)	VALUE
Consumer Finance — 12.6%
Lamington Road DAC, PIK (Ireland)(a)	9.750% Cash	4/7/2121	$15,546	$11,317,530
TOTAL CORPORATE OBLIGATIONS (COST $14,976,054)	or 14.000% PIK			11,317,530

			NUMBER OF SHARES (000'S)
SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES — 4.9%
Money Market Funds — 4.9%
First American Government Obligations Fund, 5.29% (e)			4,398	4,397,881
TOTAL SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (COST $4,397,881)				4,397,881
			NUMBER OF SHARES (000'S)
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
First American Treasury Obligations Fund, 5.28% (e)			778	778,172
TOTAL SHORT-TERM INVESTMENTS (COST $778,172)				778,172
TOTAL INVESTMENTS (COST $68,662,150) — 103.4%				92,654,412
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%				(3,037,667)
TOTAL NET ASSETS — 100.0%				$89,616,745

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.”

PIK Payment In Kind
PLC Public Limited Company

*	Short-term investments' coupon reflects the annualized yield on the date of purchase for discounted investments.
(a)
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors.  As of November 30, 2023, these securities amounted to $11,317,530 or 12.6%
of net assets.

(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of November 30, 2023, total market value of Rule 144A securities is $6,544,103 or 7.3% of net assets.

(d)	All or a portion of this security is on loan. At November 30, 2023, the market value of securities on loan was $4,095,227.
(e)	The rate shown is as of November 30, 2023.

EVERMORE GLOBAL VALUE FUND
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS
NOVEMBER 30, 2023 (Unaudited)

CURRENCY PURCHASED	CURRENCY SOLD	EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION / (DEPRECIATION)

USD 1,904,589	CHF 1,676,800	January 29, 2024	BNY Mellon Capital Markets LLC	$(23,432)
USD 24,420,389	EUR 22,434,900	January 29, 2024	BNY Mellon Capital Markets LLC	(68,117)
USD 10,876,800	NOK 117,172,500	January 29, 2024	BNY Mellon Capital Markets LLC	27,631
USD 8,633,550	SEK 90,654,000	January 29, 2024	BNY Mellon Capital Markets LLC	(22,543)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS				$(86,462)

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$76,160,829	$76,160,829	$–	$–
Total Equity Securities	$76,160,829	$76,160,829	$–	$–
Fixed Income Securities
Corporate Obligations	11,317,530	–	–	11,317,530
Securities Held as Collateral on Loaned Securities	4,397,881	4,397,881	–	–
Total Fixed Income Securities	$15,715,411	$4,397,881	$–	$11,317,530
Derivative Investments
Forward	27,631	–	27,631	–
Total Derivative Investments	$27,631	$–	$27,631	$–

Short-Term Investments
Money Market Funds	$778,172	$778,172	$–	$–
Total Short-Term Investments	$778,172	$778,172	$–	$–
Total Assets*	$92,682,043	$81,336,882	$27,631	$11,317,530

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Liabilities
Derivative Investments
Forward	(114,092)	–	(114,092)	–
Total Derivative Investments	$(114,092)	$–	$(114,092)	$–
Total Liabilities*	$(114,092)	$–	$(114,092)	$–

* Please refer to Portfolio of Investments for further details.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Corporate Obligations
Balance as of September 1, 2023	$12,301,596
Purchases	–
Sales proceeds and paydowns	–
Accreted discounts, net	–
Corporate Actions	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(984,066)
Transfers into/(out of) Level 3	–
Balance as of November 30, 2023	$11,317,530
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at November 30, 2023.	$(984,066)

The Level 3 amounts disclosed in the table above consist of three securities that are fair valued in good faith, using significant unobservable inputs, by the Adviser's Valuation Committee. The table below indicates the quantitative information about Level 3 fair value measurements for the securities still held at November 30, 2023:

Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Inputs (Weighted Average)	Unobservable Input Type

Corporate Obligation	11,317,530	Discounted Cash Flow	Yield	32.74% to 34.11%	Decrease